SCHEDULE OF COMMON STOCK ISSUED (Details) - shares	9 Months Ended				12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total of common stock equivalents	454,434		454,434		454,434		454,434
Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total of common stock equivalents	129,685	[1]	129,685	[1]	129,685	[2]	129,685	[2]
Underwriter [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total of common stock equivalents	253,549		253,549		253,549		253,549
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total of common stock equivalents	71,200		71,200		71,200		71,200

[1]	The Board of Directors have approved a 10-year stock option at an exercise price of $97.35 per share that will be exercisable at any time.
[2]	The Board of Directors have approved a 10-year stock option at an exercise price of $97.35 per share that will be exercisable at any time.